Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
	Apr. 30, 2012	Mar. 30, 2009	Jun. 30, 2010	Dec. 31, 2012 Y	Mar. 15, 2012	Dec. 31, 2011	Dec. 31, 2009 Equity Offering	Mar. 31, 2012 Repurchase Of Equity Units	Jun. 30, 2010 Repurchase Of Equity Units	Dec. 31, 2012 Stock Incentive Plan	Dec. 31, 2011 Stock Incentive Plan	Dec. 31, 2010 Stock Incentive Plan	Apr. 30, 2012 Minimum
Shareholders' Equity [Line Items]
Number of shares outstanding	5,800,000			95,493,456
Common shares sold from treasury stock		14,700,000	3,100,000	3,500,000			14,700,000	5,800,000	3,100,000	400,000	300,000	800,000
Equity units number issued, units		6,600,000
Common shares sold aggregate stated amount	$ 106,273,000	$ 235,000,000
Equity units sold aggregate public offering price		165,000,000
Forward purchase price contract obligation per share		$ 25
Undivided beneficial ownership interest		2.50%
Senior notes principal amount		1,000
Senior notes interest rate		8.00%			3.854%
Purchase contract settlement date				2012-04-30
Senior notes maturity				2014
Settlement date share price													$ 19.20
Final settlement rate of common shares per equity unit	1.3607
Fair value of purchase contract per unit at issuance		3.75
Senior notes fair value, per note		$ 21.25
Period at end of which notes will be stated on balance sheet at face amount, in years				3
Allocation of underwriting commissions as deferred charges		1.00%
Underwriting commissions paid, total		6.00%
Underwriting commissions allocated to equity forward		5.00%
Senior notes, final maturity date after which reset interest rate is applicable				Apr. 30, 2014
Common shares issued in exchange for equity units			2,300,000
Payments to equity units holders			7,400,000
Equity units outstanding			4,250,920
Senior notes coupon yield per annum					2.875%
Shares issued in exchange under purchase contracts	5,800,000
Aggregate number of shares repurchased				34,300,000
Aggregate value of shares repurchased				$ 1,473,200,000
Repurchased shares remain in treasury stock				7,300,000		13,500,000
Shares remain to be repurchased				3,188,045